Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	FPA PARAMOUNT FUND INC
Central Index Key	0000076210
Amendment Flag	false
Document Creation Date	Jan. 30, 2013
Document Effective Date	Jan. 30, 2013
Prospectus Date	Jan. 30, 2013
FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc. | FPA Paramount Fund, Inc.
Risk/Return:
Trading Symbol	fprax